Fair Value Measurement on a Recurring Basis - Schedule of Assets Measured at Fair Value on Recurring Basis and Fair Value Hierarchy of Inputs (Details) - Fair Value, Recurring [Member] - Cantor Equity Partners, Inc. [Member] - USD ($)
	Sep. 30, 2025	Dec. 31, 2024
Assets:
Assets measured at fair value	$ 106,860,737	$ 101,976,363
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets measured at fair value	105,301,074	101,976,363
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets measured at fair value
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets measured at fair value	1,559,663
U.S. government debt securities [Member]
Assets:
Assets measured at fair value	105,301,074	101,976,363
U.S. government debt securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets measured at fair value	105,301,074	101,976,363
U.S. government debt securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets measured at fair value
U.S. government debt securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets measured at fair value
Forward sale securities asset [Member]
Assets:
Assets measured at fair value	1,559,663
Forward sale securities asset [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets measured at fair value
Forward sale securities asset [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets measured at fair value
Forward sale securities asset [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets measured at fair value	$ 1,559,663